Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Federal grants	$ 279,351	$ 1,200,816	$ 1,089,920	$ 1,895,907	$ 3,531,199	$ 3,931,209
Operating expenses:
Research and development	4,756,096	1,714,635	13,393,948	2,502,232	4,690,082	4,389,579
General and administrative	1,686,580	16,372,976	5,717,281	17,257,361	18,711,548	1,154,917
Total operating expenses	6,442,676	18,087,611	19,111,229	19,759,593	23,401,630	5,544,496
Loss from operations	(6,163,325)	(16,886,795)	(18,021,309)	(17,863,686)	(19,870,431)	(1,613,287)
Other income (expense):
Change in fair value of derivative liabilities				673,314	673,314	2,447,908
Loss on issuance of convertible notes	(3,609,944)		(3,609,944)
Issuance costs for convertible notes	(1,118,721)	(500,158)	(1,118,721)	(500,158)	(1,920,158)
Change in fair value of convertible notes	3,491,513	1,071,099	6,169,929	1,071,099	(2,993,060)
Issuance of liability classified warrants	(3,737,371)	(1,325,804)	(3,737,371)	(1,325,804)	(1,865,403)
Change in fair value of liability classified warrants	2,683,340	405,086	5,626,130	405,086	(1,438,186)
Loss on debt conversions	(1,404,877)		(4,000,155)
Interest expense	(4,859)	(24,660)	(57,662)	(1,282,820)	(1,295,307)	(995,496)
Loss on extinguishment of debt				(347,566)
Other income and expense, net	8,679	61,758	19,494	61,758	(436,670)
Total other income (expense), net	(3,692,240)	(312,679)	(708,300)	(1,245,091)	(9,275,470)	1,452,412
Net loss	(9,855,565)	(17,199,474)	(18,729,609)	(19,108,777)	(29,145,901)	(160,875)
Net loss attributable to noncontrolling interests	(21,492)	(35,948)	(47,619)	(61,976)	(62,190)	(217,645)
Deemed dividend related to warrants down round provision	63,539		881,598		803,140
Net loss attributable to common stockholders	$ (9,897,612)	$ (17,163,526)	$ (19,563,588)	$ (19,046,801)	$ (29,886,851)	$ 56,770
Net loss per share:
Net loss per share attributable to common stockholders, basic and diluted	$ (5.13)	$ (14.15)	$ (11.74)	$ (20.31)	$ (29.64)	$ 0.07
Weighted average common shares outstanding, basic and diluted	1,928,727	1,212,791	1,666,253	937,764	1,008,227	788,437
Net income (loss) per diluted share:
Net income (loss) per share attributable to common stockholders, diluted					$ (29.64)	$ 0.07
Weighted average common shares outstanding, diluted					1,008,227	825,370